COMMITMENTS AND CONTINGENCIES (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023	Dec. 26, 2017 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 AUD ($)	Dec. 31, 2023 AUD ($)
Property, Plant and Equipment [Line Items]
Research and development expenses			$ 762,717	$ 1,281,455	$ 1,736,373	$ 5,531,436	$ 7,252,437	$ 8,027,773
Future cash			3,111,683		3,111,683		2,287,977	17,723,884
Rent expenses							114,241	120,667
Accrued liabilities			253,150		253,150		1,075,643	1,705,655
Accounts payable			576,324		576,324		1,218,783	463,275
Research and development expenses			(762,717)	(1,281,455)	(1,736,373)	(5,531,436)	(7,252,437)	(8,027,773)
Research and development expense tax credit receivable							145,349
Reduction in force restructuring percentage	35.00%
Vogal Nathan Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Royalties percentage		2.00%
Payments for royalties		$ 20,000,000
Vogal Nathan Purchase Agreement [Member] | One Time Milestone [Member]
Property, Plant and Equipment [Line Items]
Long-term purchase commitment, amount		200,000
Vogal Nathan Purchase Agreement [Member] | Additional Milestone [Member]
Property, Plant and Equipment [Line Items]
Long-term purchase commitment, amount		$ 300,000
Other Consulting and Vendor Agreements [Member]
Property, Plant and Equipment [Line Items]
Future cash			100,000		100,000		1,300,000
Avance Clinical [Member]
Property, Plant and Equipment [Line Items]
Contract cost			2,329,000		2,329,000		2,000,000		$ 3,400,000	$ 3,000,000
Payment of contract cost							1,036,940
Accrued liabilities							523,284
Accounts payable							239,320
Research and development expenses			264,385	157,117	508,774	401,284	1,751,444
Prepaid assets			0		0
Accrued liabilities			0		0
Accounts payable			0		0
Research and development expenses			$ (264,385)	$ (157,117)	$ (508,774)	$ (401,284)	$ (1,751,444)